Parent Entity Financial Information - Schedule of Financial Statements (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement of financial position
Current assets	$ 21,925,696	$ 39,853,988
Non-current assets	38,207,883	46,627,888
Total assets	60,133,579	86,481,876
Current liabilities	18,896,967	14,932,985
Non-current liabilities	18,912,929	28,676,987
Total liabilities	37,809,896	43,609,972
Shareholders’ equity
Issued capital	209,933,371	176,558,493
Other equity		849,544	$ 849,544
Reserves
Shares to be issued	209,933,371	176,558,493	100,681,716	$ 100,681,716	$ 97,230,329
Total shareholders’ equity	22,323,683	42,871,904	27,353,286	$ 45,579,425
Loss for the year	(56,950,494)	(38,342,457)	(47,949,119)
Total comprehensive loss	(56,329,054)	(37,878,423)	$ (47,746,163)
Parent [Member]
Statement of financial position
Current assets	21,648,230	39,621,179
Non-current assets	65,272,919	40,000,365
Total assets	86,921,149	79,621,544
Current liabilities	16,967,577	14,091,574
Non-current liabilities	20,537,925	29,653,015
Total liabilities	37,505,502	43,744,588
Shareholders’ equity
Issued capital	209,933,371	176,558,493
Other equity		849,544
Reserves
Shares to be issued
Share-based payments	13,873,018	13,197,222
Equity Settled Payments
Retained earnings	(174,390,743)	(154,728,303)
Total shareholders’ equity	49,415,647	35,876,956
Loss for the year	(39,945,543)	(32,205,611)
Total comprehensive loss	$ (39,945,543)	$ (32,205,611)